Financial risk management - Schedule of Financial Assets and Liabilities that are Measured at Fair Value (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Assets
Assets	¥ 35,027
Investment properties [Member]
Assets
Assets	35,027
Level 1 [Member]
Assets
Assets	0
Level 1 [Member] | Investment properties [Member]
Assets
Assets	0
Level 2 [Member]
Assets
Assets	0
Level 2 [Member] | Investment properties [Member]
Assets
Assets	0
Level 3 [Member]
Assets
Assets	35,027
Level 3 [Member] | Investment properties [Member]
Assets
Assets	¥ 35,027